INVENTORY AND DEPOSITS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY AND DEPOSITS

Inventory and deposits include the following:

	March 31, 2023 (unaudited)	December 31, 2022 (audited)

Inventory – finished goods	$8,150,255	$7,421,696
Inventory deposits	285,848	309,684
Total Inventory and deposits	$8,436,003	$7,731,380

Inventory and deposits include the following:

	December 31, 2022	December 31, 2021

Inventory - Finished goods	$7,421,696	$685,854
Inventory - Deposits and other	309,684	-
Total Inventory	$7,731,380	$685,854